Schedule of Income Tax Benefits (Details) - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current						$ 349,053
Deferred					(35,944)	(100,083)
Current						96,739
Deferred					(5,991)	(20,493)
Change in valuation allowance					41,935	120,577
Income tax provision						445,793
Current taxes	$ 57,876		$ 85,303			445,793
Deferred taxes
Income tax expense	57,876	$ 6,387	85,303	$ 6,387		445,793
Income (loss) before income taxes	$ (200,142)	$ 70,955	$ (385,362)	$ (100,962)	$ (169,488)	$ 1,293,416
Effective tax rate	(28.92%)		(22.14%)			34.47%